Employee benefits liabilities - Disclosure of amounts recognized in the consolidated income statement (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pension benefits
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	€ 123	€ 143
Other administration costs	86	63
Past service costs/(credits) and (gains)/losses arising from settlements/curtailments	12	19
Interest expense on asset ceiling	6	12
Total recognized in the Consolidated Income Statement	296	284
Pension benefits | Interest expense
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	123	143
Interest expense (income)	1,115	1,177
Pension benefits | Interest income
Disclosure of net defined benefit liability (asset) [line items]
Interest expense (income)	(1,046)	(1,130)
Other administration costs	86	63
Pension benefit and other post employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Current service cost			€ 140
Other administration costs			87
Past service costs/(credits) and (gains)/losses arising from settlements/curtailments			666
Interest expense on asset ceiling			0
Total recognized in the Consolidated Income Statement			945
Pension benefit and other post employment benefits | Interest expense
Disclosure of net defined benefit liability (asset) [line items]
Interest expense (income)			1,160
Pension benefit and other post employment benefits | Interest income
Disclosure of net defined benefit liability (asset) [line items]
Interest expense (income)			(1,108)
Other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	31	28	31
Interest expense (income)	25	34	34
Past service costs/(credits) and (gains)/losses arising from settlements/curtailments	(55)	(76)	(5)
Total recognized in the Consolidated Income Statement	1	(14)	60
Other post-employment benefits | Interest expense
Disclosure of net defined benefit liability (asset) [line items]
Total recognized in the Consolidated Income Statement	1	(14)
Health care and life insurance plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	8	10	11
Interest expense (income)	86	90	89
Past service costs/(credits) and (gains)/losses arising from settlements/curtailments	0	5	43
Total recognized in the Consolidated Income Statement	94	105	€ 143
Health care and life insurance plans | Interest expense
Disclosure of net defined benefit liability (asset) [line items]
Total recognized in the Consolidated Income Statement	€ 94	€ 105